Equity-based Compensation	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based Compensation

Note 7: Equity-based Compensation

As of August 2, 2015, options to purchase 3,544,420 shares of common stock were outstanding; of which 2,591,950 were vested and 952,470 were unvested. Current unvested options vest over time.

For the thirteen and twenty-six weeks ended August 2, 2015, there were exercises of stock options for 853,155 and 1,153,306 shares. There were no grants issued in the thirteen weeks ended August 2, 2015 and grants of 258,709 stock options and 71,741 shares of restricted stock in the twenty-six weeks ended August 2, 2015. All stock options granted during fiscal 2015 are time-based options. Restricted stock grants included 10,799 time-based shares granted to certain Board of Director members and 60,942 performance-based restricted stock units granted to management and certain other employees of the company.

Restricted shares vest over time or upon the Company achieving certain financial goals. We base the amount of unearned compensation recorded for restricted shares on the market value of the shares on the date of issuance. As of August 2, 2015, we had total unrecognized compensation expense of $7,424, related to unvested stock options and restricted shares, which we expect to recognize over a weighted-average period of 2.4 years.

Total stock-based compensation expense was $1,072 and $229 for the thirteen weeks ended August 2, 2015 and August 3, 2014 and was $1,621 and $503 for the twenty-six weeks ended August 2, 2015 and August 3, 2014, respectively.

2014 Stock Incentive Plan

The 2014 Omnibus Incentive Plan (“2014 Stock Incentive Plan”) allows the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock, other stock-based awards and cash-based awards to employees, directors, and consultants of the Company. The maximum number of shares of common stock issuable under the 2014 Stock Incentive Plan is 3,100,000 shares. The term of service-based stock options is determined at the date of grant. Performance-based stock options can be based upon a variety of performance measures as defined in the plan document. Each award agreement will specify the effect of a holder’s termination of employment with, or service for, the Company. Options granted under the 2014 Stock Incentive Plan terminate on the ten-year anniversary of the date of grant.

2010 Stock Incentive Plan

The Dave & Buster’s Entertainment, Inc. 2010 Management Incentive Plan (“2010 Stock Incentive Plan”) provided for the granting of options to acquire stock in D&B Entertainment to certain of our employees, outside directors and consultants. The options are subject to either time-based vesting or performance-based vesting. Options granted under the 2010 Stock Incentive Plan terminate on the ten-year anniversary of the date of grant. All performance-based options outstanding prior to our IPO were vested in connection with our IPO. Upon adoption of the 2014 Stock Incentive Plan, no further grants are permitted under the 2010 Stock Incentive Plan.

Additionally as a result of the IPO, all stock option awards granted prior to the IPO were adjusted to affect the 224.9835679 for 1 stock split on both number of outstanding options and the exercise price.

Note 9: Equity-based Compensation

2014 Stock Incentive Plan

The 2014 Stock Incentive Plan allows the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock, other stock-based awards and cash-based awards to employees, directors, and consultants of the Company. The maximum number of shares of common stock issuable under the 2014 Stock Incentive Plan is 3,100,000 shares. The term of service-based stock options is determined at the date of grant. Performance-based stock options can be based upon a variety of performance measures as defined in the plan document. Each award agreement will specify the effect of a holder’s termination of employment with, or service for, the Company. Options granted under the 2014 Stock Incentive Plan terminate on the ten-year anniversary of the grants.

Transactions during fiscal year 2014 under the 2014 Stock Incentive Plan were as follows:

SERVICE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	—	$—
Granted	444,969	16.00
Exercised	—	—
Forfeited	—	—

Options outstanding at end of year	444,969	$16.00

Options exercisable at end of year	—	$—

2010 Stock Incentive Plan

The 2010 Stock Incentive Plan provides for the granting of options to acquire stock in D&B Entertainment to certain of our employees, outside directors and consultants. The options are subject to either time-based vesting or performance-based vesting. Options granted under the 2010 Stock Incentive Plan terminate on the ten-year anniversary of the grants.

Options provided for in the 2010 Stock Incentive Plan are subject to the grantee’s continued employment with or service to D&B Entertainment or its subsidiaries (subject to certain conditions in the event of grantee termination). Service-based options contain a service-based (or time-based) vesting provision, whereby the options will vest annually in equal amounts.

Performance based options contain various performance-based vesting provisions depending on the type of performance option granted. As a result of the IPO, all unvested performance-based shares were modified and became fully vested. We recognized compensation expense of $859 during fiscal 2014 related to the accelerated vesting of these performance-based options. All time-based options will continue to vest under the existing vesting schedule. As a result of the performance-based options fully vesting, we re-evaluated our forfeiture assumptions and recognized additional compensation expense of $221.

Additionally as a result of the IPO, all stock option awards granted prior to the IPO were adjusted to affect the 224.9835679 for 1 stock split on both number of outstanding options and the exercise price. No further equity or other awards will be made under the 2010 Stock Incentive Plan.

Transactions during fiscal year 2014 under the 2010 Stock Incentive Plan were as follows:

	SERVICE BASED OPTIONS		PERFORMANCE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	1,303,236	$5.39	2,690,812	$4.54
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Options outstanding at end of year	1,303,236	5.39	2,690,812	4.54

Options exercisable at end of year	835,802	$4.89	2,690,812	$4.54

We recorded share-based compensation expense related to our stock option plans of $2,212, $1,207 and $1,099 during the fiscal year ended February 1, 2015, February 2, 2014 and February 3, 2013 respectively. The unrecognized expense related to our stock option plan totaled approximately $3,661 as of February 1, 2015 and will be expensed over a weighted average 3.2 years. The weighted average grant date fair value per option granted in fiscal year 2014 was $8.45. The average remaining term for all options outstanding at February 1, 2015 is 6.0 years.

In the event that vesting of the previously unvested options is accelerated for any reason, the remaining unamortized share-based compensation would be accelerated. In addition, assumptions made regarding forfeitures in determining the remaining unamortized share-based compensation would be re-evaluated to determine if additional share-based compensation expense would be required for any changes in the underlying assumptions.

On January 6, 2014, a former member of management exercised his option to purchase 17,999 shares of common stock at a strike price of $4.44. D&B Entertainment issued new shares in satisfaction of this exercise.